Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	May 04, 2017
Loss Contingencies [Line Items]
Estimated fair value of contingent consideration	$ 4,474	$ 4,474
Contingent consideration adjustment		(1,976)
VIZIYA [Member]
Loss Contingencies [Line Items]
Estimated fair value of contingent consideration	4,474	$ 4,474	$ 6,450
Contingent consideration adjustment	$ 1,976